JPMorgan International Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 98.6%

Australia - 2.3%
BHP Group plc	2,775	76,043

Belgium - 1.8%
KBC Group NV*	825	57,546

Canada - 3.6%
Canadian National Railway Co.	577	58,491
Toronto-Dominion Bank (The)	1,000	56,671

		115,162

China - 10.3%
Alibaba Group Holding Ltd.*	3,263	103,549
Ping An Insurance Group Co. of China Ltd., Class H	7,669	90,324
Tencent Holdings Ltd.	1,574	140,266

		334,139

Denmark - 2.0%
Novo Nordisk A/S, Class B	918	63,932

Finland - 1.4%
Kone OYJ, Class B	566	44,480

France - 6.1%
LVMH Moet Hennessy Louis Vuitton SE	154	93,329
Schneider Electric SE	429	62,760
Vinci SA	462	42,824

		198,913

Germany - 5.7%
adidas AG*	80	25,332
Allianz SE (Registered)	304	68,728
Delivery Hero SE*(a)	354	53,829
Vonovia SE	552	36,833

		184,722

Hong Kong - 5.2%
AIA Group Ltd.	9,250	111,525
Hong Kong Exchanges & Clearing Ltd.	901	57,622

		169,147

India - 3.7%
HDFC Bank Ltd., ADR*	1,640	118,250

Indonesia - 1.5%
Bank Central Asia Tbk. PT	19,881	47,816

Japan - 6.0%
Keyence Corp.	102	54,977
SMC Corp.	70	42,604
Sony Corp.	1,007	96,344

		193,925

Netherlands - 2.8%
ASML Holding NV	169	90,386

South Africa - 1.3%
Anglo American plc	1,296	42,618

South Korea - 5.1%
LG Chem Ltd.	57	46,596
Samsung Electronics Co. Ltd.	1,643	120,107

		166,703

Spain - 3.0%
Cellnex Telecom SA(a)	637	37,321
Iberdrola SA	4,357	58,984

		96,305

Sweden - 3.1%
Atlas Copco AB, Class A(b)	967	52,437
Svenska Handelsbanken AB, Class A*	4,896	48,804

		101,241

Switzerland - 10.1%
LafargeHolcim Ltd. (Registered)*	1,098	59,367
Lonza Group AG (Registered)	70	44,872
Nestle SA (Registered)	906	101,520
Roche Holding AG	193	66,479
SGS SA (Registered)	18	53,966

		326,204

Taiwan - 4.9%
Sea Ltd., ADR*	249	54,040
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	856	103,968

		158,008

United Kingdom - 17.1%
Diageo plc	2,561	102,809
InterContinental Hotels Group plc*	906	55,801
Legal & General Group plc	14,989	49,852
Linde plc	251	61,379
London Stock Exchange Group plc	372	44,162
Persimmon plc	1,412	49,152
Reckitt Benckiser Group plc	655	55,533
RELX plc	2,107	52,596
Unilever plc	1,380	80,206

		551,490

United States - 1.6%
Ferguson plc	437	50,771

TOTAL COMMON STOCKS (Cost $2,390,792)		3,187,801

SHORT-TERM INVESTMENTS - 1.7%

INVESTMENT COMPANIES - 1.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(c)(d)(Cost $54,569)	54,541	54,574

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.0%(e)
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(c)(d)	236	236

JPMorgan International Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	176	176

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $412)		412

TOTAL SHORT-TERM INVESTMENTS (Cost $54,981)		54,986

Total Investments - 100.3% (Cost $2,445,773)		3,242,787
Liabilities in Excess of Other Assets - (0.3)%		(10,674)

Net Assets - 100.0%		3,232,113

Percentages indicated are based on net assets.

JPMorgan International Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	10.1%
Insurance	9.9
Semiconductors & Semiconductor Equipment	6.0
Internet & Direct Marketing Retail	4.9
Household Durables	4.5
Interactive Media & Services	4.3
Machinery	4.3
Pharmaceuticals	4.0
Technology Hardware, Storage & Peripherals	3.7
Metals & Mining	3.7
Textiles, Apparel & Luxury Goods	3.7
Chemicals	3.3
Professional Services	3.3
Beverages	3.2
Capital Markets	3.1
Food Products	3.1
Personal Products	2.5
Electrical Equipment	1.9
Construction Materials	1.8
Electric Utilities	1.8
Road & Rail	1.8
Hotels, Restaurants & Leisure	1.7
Household Products	1.7
Electronic Equipment, Instruments & Components	1.7
Entertainment	1.7
Trading Companies & Distributors	1.6
Life Sciences Tools & Services	1.4
Construction & Engineering	1.3
Diversified Telecommunication Services	1.2
Real Estate Management & Development	1.1
Short-Term Investments	1.7

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
PT	Limited liability company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is approximately $350,000.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2021.
(e)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan International Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities

Common Stocks
Australia	$–	$76,043	$–	$76,043
Belgium	–	57,546	–	57,546
Canada	115,162	–	–	115,162
China	–	334,139	–	334,139
Denmark	–	63,932	–	63,932
Finland	–	44,480	–	44,480
France	–	198,913	–	198,913
Germany	–	184,722	–	184,722
Hong Kong	–	169,147	–	169,147
India	118,250	–	–	118,250
Indonesia	–	47,816	–	47,816
Japan	–	193,925	–	193,925
Netherlands	–	90,386	–	90,386
South Africa	–	42,618	–	42,618
South Korea	–	166,703	–	166,703
Spain	–	96,305	–	96,305
Sweden	–	101,241	–	101,241
Switzerland	–	326,204	–	326,204
Taiwan	158,008	–	–	158,008
United Kingdom	132,802	418,688	–	551,490
United States	–	50,771	–	50,771
Total Common Stocks	524,222	2,663,579	–	3,187,801

Short-Term Investments
Investment Companies	54,574	–	–	54,574
Investment of Cash Collateral from Securities Loaned	412	–	–	412
Total Short-Term Investments	54,986	–	–	54,986
Total Investments in Securities	$579,208	$2,663,579	$–	$3,242,787

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(a)(b)	$41,452	$311,569	$298,449	$(6)	$8	$54,574	54,541	$8		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(a)(b)	70,236	48,000	118,000	—	—	236	236	6		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	8,292	88,123	96,239	—	—	176	176	—	(c)	—

Total	$119,980	$447,692	$512,688	$(6)	$8	$54,986		$14		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.
(c)	Amount rounds to less than one thousand.